UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Atherton Lane Advisers, LLC

Address:   3000 Sand Hill Road
           Building 1, Suite 170
           Menlo Park, CA 94025


Form 13F File Number: 28-11768


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   William E. McDonnell, Jr.
Title:  Chief Compliance Officer
Phone:  650-233-1200

Signature,  Place,  and  Date  of  Signing:

/s/ William E. McDonnell, Jr.      Menlo Park, CA                     2/12/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:             129

Form 13F Information Table Value Total:  $    1,133,217
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------ -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AT&T INC                       COM            00206R102      357    10,581 SH       SOLE                   10,581      0    0
ABBOTT LABORATORIES            COM            002824100      815    12,439 SH       SOLE                   12,439      0    0
ALTRIA GROUP INC               COM            02209S103      440    13,981 SH       SOLE                   13,981      0    0
AMAZON COM INC                 COM            023135106      451     1,796 SH       SOLE                    1,796      0    0
AMERICAN EXPRESS CO            COM            025816109      833    14,485 SH       SOLE                   14,485      0    0
ANADARKO PETROLEUM CORP        COM            032511107   15,074   202,850 SH       SOLE                  202,850      0    0
ANALOG DEVICES INC             COM            032654105      269     6,400 SH       SOLE                    6,400      0    0
APPLE INC                      COM            037833100    2,506     4,708 SH       SOLE                    4,708      0    0
AUTOMATIC DATA PROCESSING INC  COM            053015103      278     4,878 SH       SOLE                    4,878      0    0
B C E INC                      COM NEW        05534B760      254     5,908 SH       SOLE                    5,908      0    0
BP PLC                         SPNSRD ADR     055622104      417    10,026 SH       SOLE                   10,026      0    0
BRE PROPERTIES INC             COM CLASS A    05564E106   17,088   336,180 SH       SOLE                  336,180      0    0
BAIDU INC                      SPNSRD ADR     056752108    9,898    98,694 SH       SOLE                   98,694      0    0
BAKER HUGHES INC               COM            057224107    9,746   238,584 SH       SOLE                  238,584      0    0
BANK AMER CORP                 COM            060505104   21,939 1,889,650 SH       SOLE                1,889,650      0    0
BARRICK GOLD CORP              COM            067901108   21,328   609,191 SH       SOLE                  609,191      0    0
BERKSHIRE HATHAWAY INC         COM CLASS A    084670108      402         3 SH       SOLE                        3      0    0
BERKSHIRE HATHAWAY INC         COM CLASS B    084670702      420     4,684 SH       SOLE                    4,684      0    0
BOEING COMPANY                 COM            097023105   17,963   238,362 SH       SOLE                  238,362      0    0
BOSTON PROPERTIES INC          COM            101121101   10,907   103,081 SH       SOLE                  103,081      0    0
BRISTOL MYERS SQUIBB CO        COM            110122108   19,793   607,331 SH       SOLE                  607,331      0    0
CNOOC LTD                      SPNSRD ADR     126132109   10,106    45,937 SH       SOLE                   45,937      0    0
CAMDEN PROPERTY TRUST          SH BEN INT     133131102    3,119    45,720 SH       SOLE                   45,720      0    0
CATERPILLAR INC DEL            COM            149123101      816     9,107 SH       SOLE                    9,107      0    0
CHEVRON CORP                   COM NEW        166764100    4,167    38,534 SH       SOLE                   38,534      0    0
CHINA MOBILE LTD               SPNSRD ADR     16941M109   17,542   298,743 SH       SOLE                  298,743      0    0
CISCO SYSTEMS INC              COM            17275R102    1,797    91,434 SH       SOLE                   91,434      0    0
CITIGROUP INC                  COM            172967424      324     8,200 SH       SOLE                    8,200      0    0
COACH INC                      COM            189754104   17,544   316,047 SH       SOLE                  316,047      0    0
COCA-COLA COMPANY              COM            191216100   15,807   436,050 SH       SOLE                  436,050      0    0
COVIDIEN PLC                   COM            G2554F113      289     5,000 SH       SOLE                    5,000      0    0
CONOCOPHILLIPS                 COM            20825C104      324     5,589 SH       SOLE                    5,589      0    0
COSTCO WHSL CORP               COM NEW        22160K105   17,422   176,460 SH       SOLE                  176,460      0    0
DELL INC                       COM            24702R101    1,131   111,500 SH       SOLE                  111,500      0    0
DENISON MINES CORP             COM            248356107       13    10,000 SH       SOLE                   10,000      0    0
DEVON ENERGY CORP              COM NEW        25179M103   13,127   252,245 SH       SOLE                  252,245      0    0
DIGITAL REALTY TRUST INC       COM            253868103   20,102   296,102 SH       SOLE                  296,102      0    0
DISCOVER FINL SVCS             COM            254709108      630    16,345 SH       SOLE                   16,345      0    0
DUKE ENERGY CORP               COM            26441C204      230     3,599 SH       SOLE                    3,599      0    0
EMC CORPORATION MASS           COM            268648102    7,321   289,367 SH       SOLE                  289,367      0    0
EBAY INC                       COM            278642103      237     4,656 SH       SOLE                    4,656      0    0
EQUITY RESIDENTIAL             SH BEN INT     29476L107   14,890   262,746 SH       SOLE                  262,746      0    0
EXXON MOBIL CORP               COM            30231G102   20,155   232,872 SH       SOLE                  232,872      0    0
FEDERAL REALTY INVESTMENT TR   SH BEN INT     313747206   12,571   120,847 SH       SOLE                  120,847      0    0
FREEPORT MCMORAN COPPER&GOLD   COM            35671D857   22,751   665,224 SH       SOLE                  665,224      0    0
GENERAL ELEC CO                COM            369604103   20,863   993,927 SH       SOLE                  993,927      0    0
GILEAD SCIENCES INC            COM            375558103      296     4,025 SH       SOLE                    4,025      0    0
GOLDCORP INC                   COM            380956409   19,557   532,884 SH       SOLE                  532,884      0    0
GOOGLE INC                     COM CLASS A    38259P508   22,589    31,934 SH       SOLE                   31,934      0    0
HEALTH CARE REIT INC           COM            42217K106      251     4,100 SH       SOLE                    4,100      0    0
HEWLETT PACKARD CORP           COM            428236103      155    10,850 SH       SOLE                   10,850      0    0
HIGHWOODS PROPERTIES INC       COM            431284108   10,483   313,406 SH       SOLE                  313,406      0    0
HOME DEPOT INC                 COM            437076102   17,671   285,712 SH       SOLE                  285,712      0    0
HONEYWELL INTERNATIONAL INC    COM            438516106   21,091   332,302 SH       SOLE                  332,302      0    0
INTEL CORP                     COM            458140100   22,008 1,067,308 SH       SOLE                1,067,308      0    0
INTERNATIONAL BUSINESS MACHS   COM            459200101    1,963    10,250 SH       SOLE                   10,250      0    0
INTUIT INC                     COM            461202103   12,302   206,833 SH       SOLE                  206,833      0    0
ISHARES GOLD TRUST             iSHARES        464285105      306    18,808 SH       SOLE                   18,808      0    0
ISHARES INC                    MSCI SINGAPO   464286673   42,492 3,103,860 SH       SOLE                3,103,860      0    0
ISHARES INC                    MSCI S KOREA   464286772      269     4,240 SH       SOLE                    4,240      0    0

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------ -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ISHARES INC                    MSCI HONG KO   464286871   35,480 1,826,957 SH       SOLE                1,826,957      0    0
ISHARES TRUST                  DJ SEL DIV IDX 464287168      321     5,610 SH       SOLE                    5,610      0    0
ISHARES TRUST FTSE/XIN CH 25   FTSE/XIN CH 25 464287184      612    15,118 SH       SOLE                   15,118      0    0
ISHARES TRUST RUSSELL 1000     RUSS 1000 GRW  464287614      240     3,662 SH       SOLE                    3,662      0    0
ISHARES TRUST                  MSCI ASIA X-JA 464288182    3,086    50,991 SH       SOLE                   50,991      0    0
ISHARES TRUST                  S&P US PFD STK 464288687      213     5,379 SH       SOLE                    5,379      0    0
JPMORGAN CHASE & CO            COM            46625H100   21,427   487,313 SH       SOLE                  487,313      0    0
JOHNSON & JOHNSON              COM            478160104      949    13,532 SH       SOLE                   13,532      0    0
JOY GLOBAL INC                 COM            481165108   19,426   304,575 SH       SOLE                  304,575      0    0
KLA TENCOR CORP                COM            482480100      289     6,060 SH       SOLE                    6,060      0    0
KKR & CO LP                    COM UNITS      48248M102   36,588 2,402,337 SH       SOLE                2,402,337      0    0
LPL FINANCIAL HOLDINGS INC     COM            50212V100      693    24,594 SH       SOLE                   24,594      0    0
LIBERTY PROPERTY TRUST         COM            531172104   11,708   327,118 SH       SOLE                  327,118      0    0
LILLY ELI & COMPANY            COM            532457108   19,971   404,937 SH       SOLE                  404,937      0    0
MACK-CALI REALTY CORP          COM            554489104    7,998   306,310 SH       SOLE                  306,310      0    0
MCDONALDS CORP                 COM            580135101   12,913   146,385 SH       SOLE                  146,385      0    0
MERCK & CO. INC.               COM NEW        58933Y105      390     9,526 SH       SOLE                    9,526      0    0
MICROSOFT CORP                 COM            594918104    1,289    48,270 SH       SOLE                   48,270      0    0
MONSANTO COMPANY               COM            61166W101      433     4,571 SH       SOLE                    4,571      0    0
MORGAN STANLEY                 COM            617446448      772    40,354 SH       SOLE                   40,354      0    0
MOSAIC CO                      COM            61945C103    7,540   133,152 SH       SOLE                  133,152      0    0
NASDAQ OMX GROUP INC 2.5%      8-15-2013 NOT  631103AA6    1,102 1,097,000 SH       SOLE                1,097,000      0    0
NETAPP INC                     COM            64110D104      302     8,999 SH       SOLE                    8,999      0    0
NEWMONT MINING CORP            COM            651639106      490    10,549 SH       SOLE                   10,549      0    0
NIKE INC                       COM CLASS B    654106103   16,381   317,461 SH       SOLE                  317,461      0    0
NOKIA CORP                     SPNSRD ADR     654902204      174    44,000 SH       SOLE                   44,000      0    0
ONEOK PARTNERS LP              UNIT LTD PART  68268N103      227     4,200 SH       SOLE                    4,200      0    0
ORACLE CORP                    COM            68389X105      371    11,148 SH       SOLE                   11,148      0    0
PEPSICO INC                    COM            713448108      576     8,415 SH       SOLE                    8,415      0    0
PETROCHINA CO LTD              COM            71646E100   18,693   130,014 SH       SOLE                  130,014      0    0
PFIZER INC                     COM            717081103    8,665   345,492 SH       SOLE                  345,492      0    0
PHILIP MORRIS INTL INC         COM            718172109    1,301    15,552 SH       SOLE                   15,552      0    0
PIEDMONT OFFICE REALTY TRUST   COM CLASS A    720190206   14,032   777,398 SH       SOLE                  777,398      0    0
PIMCO HIGH INCOME FUND         COM            722014107   15,920 1,519,067 SH       SOLE                1,519,067      0    0
PIMCO CORPORATE OPPTY FUND     COM            72201B101   26,963 1,389,142 SH       SOLE                1,389,142      0    0
PLAINS ALL AMERICAN PIPELINE   COM            726503105      317     7,004 SH       SOLE                    7,004      0    0
POWERSHARES QQQ TRUST          UNIT SER-1     73935A104      792    12,161 SH       SOLE                   12,161      0    0
POWERSHARES ETF TR II          S&P500 LO VOL  73937B779      209     7,560 SH       SOLE                    7,560      0    0
PRECISION CASTPARTS CORP       COM            740189105      217     1,143 SH       SOLE                    1,143      0    0
PROCTER & GAMBLE CO            COM            742718109    1,830    26,954 SH       SOLE                   26,954      0    0
PROSHARES TR II                ULTRASHT EUR   74347W882      282    14,850 SH       SOLE                   14,850      0    0
PUBLIC STORAGE                 COM            74460D109      227     1,564 SH       SOLE                    1,564      0    0
QUALCOMM INC                   COM            747525103   14,020   226,636 SH       SOLE                  226,636      0    0
REALTY INCOME CORP             COM            756109104      362     9,000 SH       SOLE                    9,000      0    0
ROYAL DUTCH SHELL PLC          CL A ADR       780259206    1,608    23,326 SH       SOLE                   23,326      0    0
S&P DEPOSITORY RECEIPTS TRUST  TR UNIT        78462F103    1,355     9,512 SH       SOLE                    9,512      0    0
SPDR GOLD TRUST                GOLD SHS       78463V107   93,773   578,770 SH       SOLE                  578,770      0    0
SPDR S&P MIDCAP 400 ETF TRUST  UNIT-SER-1     78467Y107      477     2,570 SH       SOLE                    2,570      0    0
SCHLUMBERGER LIMITED           COM            806857108   18,727   270,231 SH       SOLE                  270,231      0    0
SEMPRA ENERGY                  COM            816851109      261     3,677 SH       SOLE                    3,677      0    0
SOUTHERN COPPER CORP           COM            84265V105      295     7,782 SH       SOLE                    7,782      0    0
STANLEY BLACK & DECKER INC     COM            854502101   18,387   248,580 SH       SOLE                  248,580      0    0
SUNOCO LOGISTICS PARTNERS LP   COM            86764L108      462     9,300 SH       SOLE                    9,300      0    0
3M CO                          COM            88579Y101      392     4,225 SH       SOLE                    4,225      0    0
UDR INC                        COM            902653104   12,410   521,849 SH       SOLE                  521,849      0    0
UNITED PARCEL SERVICE INC      COM            911312106    9,635   130,676 SH       SOLE                  130,676      0    0
UNITED TECHNOLOGIES CORP       COM            913017109      380     4,631 SH       SOLE                    4,631      0    0
VANGUARD SPECIALIZED PORTFOLIO DIV APP ETF    921908844      219     3,678 SH       SOLE                    3,678      0    0
VANGUARD WORLD FUND  ETF       MEGA GRW IDX   921910816      222     4,000 SH       SOLE                    4,000      0    0
VANGUARD SCOTTSDALE FUND       SHT-TER CORP   92206C409   23,624   294,122 SH       SOLE                  294,122      0    0

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------ -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
VANGUARD SCOTTSDALE FUND       INT-TER CORP   92206C870   18,507   211,126 SH       SOLE                  211,126      0    0
VANGUARD INDEX FUND            REIT-ETF       922908553    1,884    28,630 SH       SOLE                   28,630      0    0
VERIZON COMMUNICATIONS         COM            92343V104      442    10,212 SH       SOLE                   10,212      0    0
VISA INC                       COM CLASS A    92826C839      599     3,949 SH       SOLE                    3,949      0    0
WAL MART STORES INC            COM            931142103      210     3,082 SH       SOLE                    3,082      0    0
WELLS FARGO & CO (NEW)         COM            949746101   26,479   774,683 SH       SOLE                  774,683      0    0
WEYERHAEUSER COMPANY           COM            962166104   17,540   630,465 SH       SOLE                  630,465      0    0
YAMANA GOLD INC                COM            98462Y100   15,961   927,411 SH       SOLE                  927,411      0    0
YUM! BRANDS INC                COM            988498101   17,688   266,390 SH       SOLE                  266,390      0    0